EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Calculated Basic Earnings Per Share and Diluted Earnings Per Share
	2012	2013	2014
Numerator:
Net (loss)/income available to ordinary shareholders	(26,776)	196,222	513,115
Dilutive effect of convertible notes	-	-	(45,470)
Net (loss)/income for diluted earnings	(26,776)	196,222	467,645
Denominator:
Denominator for basic earnings per share—weighted average ordinary shares outstanding	90,804,777	92,676,258	95,345,023
Dilutive effect of share options	-	741,386	130,746
Dilutive effect of convertible notes	-	-	7,337,850
Denominator for diluted earnings per share	90,804,777	93,417,644	102,813,619
Basic earnings per share	(0.29)	2.12	5.38
Diluted earnings per share	(0.29)	2.10	4.55